Credit Facilities and Lease Obligations - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2020	Apr. 27, 2020	Mar. 07, 2019	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount	$ 562,600,000										$ 562,600,000	$ 523,900,000
Repayments of borrowings											0
Letters of credit outstanding	20,200,000										20,200,000	13,300,000
Uncommitted bank overdraft facilities	162,700,000										162,700,000	142,500,000
Amounts outstanding under overdraft facilities	0										0	0
Proceeds from sales of property, plant and equipment, classified as investing activities			$ 113,000,000.0
Borrowings	0										0	0
Repayments of borrowings, classified as financing activities											$ 0
Credit facility prepayment
Disclosure of detailed information about borrowings [line items]
Credit Facilities and Lease Obligations	CREDIT FACILITIES AND LEASE OBLIGATIONS:
    In June 2018, we entered into an $800.0 credit agreement (Credit Facility) with Bank of America, N.A., as Administrative Agent, and the other lenders party thereto, which provides a $350.0 term loan (Initial Term Loan) that matures in June 2025, and a $450.0 revolving credit facility (Revolver) that matures in June 2023. In November 2018, we utilized the accordion feature under our Credit Facility to add an incremental term loan of $250.0 (Incremental Term Loan), that matures in June 2025. The Initial Term Loan and the Incremental Term Loan are collectively referred to as the Term Loans.

The Initial Term Loan required quarterly principal repayments of $0.875 (commencing September 30, 2018), and the Incremental Term Loan required quarterly principal repayments of $0.625 (commencing March 31, 2019), and in each case require a lump sum repayment of the remainder outstanding at maturity (see below for a discussion of our prepayment of scheduled quarterly principal amounts). Commencing in 2020, we are also required to make an annual prepayment of outstanding obligations under the Credit Facility (applied first to the Term Loans, then to the Revolver) ranging from 0% — 50% (based on a defined leverage ratio) of specified excess cash flow for the prior fiscal year. A mandatory prepayment of our Term Loans of $107.0 (ECF Amount) was due and paid in the second quarter of 2020 (Q2 2020) based on this provision. No Credit Facility prepayments based on 2020 excess cash flow are required in 2021. In addition, prepayments of outstanding obligations under the Credit Facility (applied as described above) may also be required in the amount of specified net cash proceeds received above a specified annual threshold (but excluding the Toronto Proceeds). No Credit Facility prepayments based on net cash proceeds were required during 2020, nor will any such prepayments be required in 2021. Any outstanding amounts under the Revolver are due at maturity. Except under specified circumstances, and subject to the payment of breakage costs (if any), we are generally permitted to make voluntary prepayments of outstanding amounts under the Revolver and the Term Loans without any other premium or penalty. Repaid amounts on the Term Loans may not be re-borrowed.
    The Credit Facility has an accordion feature that allows us to increase the term loans and/or revolving loan commitments thereunder by approximately $110, plus an unlimited amount to the extent that a specified leverage ratio on a pro forma basis does not exceed specified limits, in each case on an uncommitted basis and subject to the satisfaction of certain terms and conditions. The Revolver also includes a $50.0 sub-limit for swing line loans, providing for short-term borrowings up to a maximum of ten business days, as well as a $150.0 sub-limit for letters of credit, in each case subject to the overall Revolver credit limit. The Revolver permits us and certain designated subsidiaries to borrow funds (subject to specified conditions) for general corporate purposes, including for capital expenditures, certain acquisitions, and working capital needs. Borrowings under the Revolver bear interest at LIBOR, Canadian Prime or Base Rate (each as defined in the Credit Facility) plus a specified margin, or in the case of any bankers' acceptance, at the B/A Discount Rate (as defined in the Credit Facility). The margin for borrowings under the Revolver ranges from 0.75% to 2.5%, and commitment fees range between 0.35% and 0.50%, in each case depending on the rate we select and our consolidated leverage ratio. The Initial Term Loan currently bears interest at LIBOR plus 2.125%. The Incremental Term Loan currently bears interest at LIBOR plus 2.5%. The Credit Facility provides that when the Administrative Agent, the majority of lenders or the Company determines that LIBOR is unavailable or being replaced, the Administrative Agent and the Company may amend the underlying credit agreement to reflect a successor rate. Once LIBOR becomes unavailable, if no successor rate has been established, loans under the Credit Facility will convert to Base Rate loans. Also see note 21.
    We are required to comply with certain restrictive covenants under the Credit Facility, including those relating to the incurrence of certain indebtedness, the existence of certain liens, the sale of certain assets, specified investments and payments, sale and leaseback transactions, and certain financial covenants relating to a defined interest coverage ratio and leverage ratio that are tested on a quarterly basis. Our Credit Facility also prohibits share repurchases for cancellation if our leverage ratio (as defined in such facility) exceeds a specified amount (Repurchase Restriction). At December 31, 2020, we were in compliance with all restrictive and financial covenants under the Credit Facility, and the Repurchase Restriction was not in effect. As previously disclosed in Q3 2019, we were in non-compliance with certain restrictive covenants related to the Repurchase Restriction. These defaults, as well as related cross defaults, were waived in October 2019 (Waivers). See note 12 to our 2019 audited consolidated financial statements. Also see note 16(d) below.

    The obligations under the Credit Facility are guaranteed by us and certain specified subsidiaries. Subject to specified exemptions and limitations, all assets of the guarantors are pledged as security for the obligations under the Credit Facility. The Credit Facility contains customary events of default. If an event of default occurs and is continuing (and is not waived), the administrative agent may declare all amounts outstanding under the Credit Facility to be immediately due and payable and may cancel the lenders’ commitments to make further advances thereunder. In the event of a payment or other specified defaults, outstanding obligations accrue interest at a specified default rate. No such defaults occurred during 2020.
During the first quarter of 2020 (Q1 2020), we made the scheduled quarterly principal repayment of $0.875 under the Initial Term Loan, and also prepaid an aggregate of $60.0 under the Incremental Term Loan. This prepayment was first applied to the Q1 2020 and all remaining scheduled quarterly principal repayments of the Incremental Term Loan prior to maturity, and thereafter to remaining principal amounts outstanding thereunder. This prepayment also reduced the ECF Amount due in Q2 2020 to $47.0. On April 27, 2020, we prepaid $47.0 under the Initial Term Loan. This prepayment was first applied to the scheduled quarterly principal repayment for Q2 2020 and all remaining scheduled quarterly principal repayments of the Initial Term Loan prior to maturity, and thereafter to remaining principal amounts outstanding thereunder. This prepayment eliminated the remainder of the ECF Amount. Subsequent to the April 2020 prepayment, we prepaid an additional $14.0 under the Term Loans in June 2020 ($1.5 under the Initial Term Loan and $12.5 under the Incremental Term Loan). No further prepayments were required or made during 2020.
    During 2019, we borrowed $48.0 under the Revolver, primarily to fund share repurchases in Q1 2019 (see note 13) and repaid an aggregate of $207.0 of the amount then-outstanding under the Revolver (including by use of $110.0 of the Toronto Proceeds (see note 7)). We made aggregate scheduled principal repayments of $6.0 under the Term Loans in 2019.

    During 2018, we borrowed $163.0 under a prior revolver, primarily to fund the Atrenne acquisition (see note 3) and for working capital requirements. We repaid all then-outstanding amounts under such prior revolver ($163.0) and a prior term loan ($175.0) in June 2018 using proceeds from the Initial Term Loan, terminating our prior credit facility. During 2018, we borrowed a total of $394.5 under the Revolver primarily to fund the Impakt acquisition (see note 3) and for working capital. The net proceeds of the Incremental Term Loan were used to repay $245.0 of the outstanding amounts under the Revolver.

    The following table sets forth the carrying value of our borrowings under our Credit Facility* and our lease obligations as of December 31, 2020 and 2019:

	December 31 2019	December 31 2020
Borrowings under the Revolver (1)	$—	$—
Borrowings under the Term Loans (1)
Initial Term Loan	$344.8	$295.4
Incremental Term Loan	247.5	175.0
Total	$592.3	$470.4

Total borrowings under Credit Facility	$592.3	$470.4
Less: unamortized debt issuance costs related to our Term Loans (1)	(9.7)	(7.2)
Lease obligations (2)	116.1	122.7
	$698.7	$585.9
Comprised of:
Current portion of borrowings under Credit Facility and lease obligations	$139.6	$99.8
Long-term portion of borrowings under Credit Facility and lease obligations	559.1	486.1
	$698.7	$585.9
* excluding ordinary course letters of credit.

(1)    We incurred debt issuance costs upon execution of the Credit Facility and in connection with subsequent security arrangements. Aggregate debt issuance costs incurred as of December 31, 2020 in connection with our Revolver totaling $4.5 ($0.3 in 2020; $1.1 in 2019; $3.1 in 2018) were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Aggregate debt issuance costs incurred as of December 31, 2020 in connection with our Term Loans totaling $11.9 (nil in 2020; $1.6 in 2019; $10.3 in 2018) were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method.
(2)     As of December 31, 2020, the current portion of lease obligations was $32.2 (2019 — $28.4) and the long-term portion was $90.5 (2019 — $87.7).

    The Term Loans require a lump sum repayment of the remaining amounts outstanding at maturity, as well as mandatory prepayments under specified conditions (as described above). At December 31, 2020, the aggregate remaining mandatory principal repayment of the Term Loans due in June 2025 is $470.4 (we are currently unable to determine whether further mandatory principal repayments under the Credit Facility based on specified excess cash flow or net cash proceeds will be required subsequent to 2021).

We have entered into interest rate swap agreements to partially hedge against our exposures to the interest rate variability on our Term Loans. See note 21 for details.

    At December 31, 2020, we had $21.3 outstanding in letters of credit under the Revolver (December 31, 2019 — $21.2). We also arrange letters of credit and surety bonds outside of the Revolver. At December 31, 2020, we had $20.2 (December 31, 2019 — $13.3) of such letters of credit and surety bonds outstanding. At December 31, 2020, we also had a total of $162.7 (December 31, 2019 — $142.5) in uncommitted bank overdraft facilities available for intraday and overnight operating requirements. There were no amounts outstanding under these overdraft facilities at December 31, 2020 or December 31, 2019.

    See note 17 for a discussion of finance costs.
    At December 31, 2020, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2021	$37.1
2022	31.1
2023	24.4
2024	14.3
2025	10.1
Thereafter	24.3
$141.3

    Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020
Interest expense on lease obligations	$6.6	$6.1
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8
Expenses relating to short-term leases or low-value leases	$4.6	$3.7

New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount					$ 800,000,000.0
Amount of accordion feature	110,000,000										$ 110,000,000
Proceeds from borrowings											0	48,000,000.0	$ 759,000,000.0
Repayments of borrowings											121,900,000	213,000,000.0	1,700,000
Borrowings	470,400,000										470,400,000
Repayments of borrowings, classified as financing activities											$ 121,900,000	213,000,000.0	1,700,000
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)											0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)											50.00%
Term Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 14,000,000.0
Repayments of current borrowings												6,000,000.0
Borrowings	470,400,000										$ 470,400,000	592,300,000
Repayments of borrowings, classified as financing activities				14,000,000.0
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount					350,000,000.0
Repayments of borrowings		$ 47,000,000.0		1,500,000		$ 47,000,000.0	$ 875,000				875,000
Borrowings	$ 295,400,000										295,400,000	344,800,000
Repayments of borrowings, classified as financing activities		$ 47,000,000.0		1,500,000		$ 47,000,000.0	875,000				$ 875,000
Initial Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)	2.125%										2.125%
Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature														$ 250,000,000.0
Repayments of borrowings				12,500,000			60,000,000.0		$ 107,000,000.0		$ 625,000
Borrowings	$ 175,000,000.0										175,000,000.0	247,500,000
Repayments of borrowings, classified as financing activities				$ 12,500,000			$ 60,000,000.0		$ 107,000,000.0		$ 625,000
Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)	2.50%										2.50%
Revolver
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity					450,000,000.0
Letters of credit sub-limit	$ 150,000,000.0										$ 150,000,000.0
Proceeds from borrowings								$ 48,000,000.0					394,500,000
Repayments of borrowings												207,000,000.0	245,000,000.0
Letters of credit outstanding	21,300,000										21,300,000	21,200,000
Uncommitted bank overdraft facilities	428,700,000										428,700,000
Proceeds from sales of property, plant and equipment, classified as investing activities			$ 110,000,000.0
Borrowings	$ 0										0	0
Repayments of borrowings, classified as financing activities												207,000,000.0	245,000,000.0
Revolver | Credit facility prepayment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings											0
Repayments of borrowings, classified as financing activities											$ 0
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)	0.75%										0.75%
Commitment fees (percent)	0.35%										0.35%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)	2.50%										2.50%
Commitment fees (percent)	0.50%										0.50%
Revolver | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 50,000,000.0										$ 50,000,000.0
Revolver | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term											10 days
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings											$ 0	0	163,000,000.0
Repayments of borrowings											0	0	350,500,000
Borrowings	470,400,000										470,400,000	592,300,000
Repayments of borrowings, classified as financing activities											$ 0	$ 0	350,500,000
Prior Revolving Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings													$ 163,000,000.0
Repayments of borrowings					163,000,000.0
Repayments of borrowings, classified as financing activities					163,000,000.0
Prior Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					175,000,000.0
Repayments of borrowings, classified as financing activities					$ 175,000,000.0
Forecast | Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings										$ 0
Repayments of borrowings, classified as financing activities										0
Forecast | Revolver | Credit facility prepayment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings										0
Repayments of borrowings, classified as financing activities										$ 0
Forecast | New Term Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	470,400,000
Repayments of borrowings, classified as financing activities	$ 470,400,000